Goodwill and Intangible Assets - Summary of Movement in Intangible Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₨ 18,113
Ending balance	13,762	$ 199	₨ 18,113
Carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,137		26,807
Translation adjustment	772		596
Acquisition through business combinations			5,734
Disposal (Refer Note 22)	(1,040)
Ending balance	32,869		33,137
Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,024		10,885
Translation adjustment	99		25
Amortization and impairment	4,284		4,114
Disposal (Refer Note 22)	(300)
Ending balance	19,107		15,024
Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14,323
Ending balance	11,579		14,323
Customer related intangibles [member] | Carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	26,586		20,528
Translation adjustment	555		493
Acquisition through business combinations			5,565
Disposal (Refer Note 22)	(217)
Ending balance	26,924		26,586
Customer related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,263		9,264
Translation adjustment	35		14
Amortization and impairment	3,148		2,985
Disposal (Refer Note 22)	(101)
Ending balance	15,345		12,263
Marketing related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,790
Ending balance	2,183		3,790
Marketing related intangibles [member] | Carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,551		6,279
Translation adjustment	217		103
Acquisition through business combinations			169
Disposal (Refer Note 22)	(823)
Ending balance	5,945		6,551
Marketing related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,761		1,621
Translation adjustment	64		11
Amortization and impairment	1,136		1,129
Disposal (Refer Note 22)	(199)
Ending balance	₨ 3,762		₨ 2,761